Financial Instruments and Risk Management (Financial Instruments and Related Risks Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / oz oz	Dec. 31, 2024 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total liabilities	$ (1,938.8)	$ (1,751.9)
Loss on commodity derivatives	$ 230.5	24.2
Average realized price per ounce, fluctuation, percentage	10.00%
Gold Forward Contracts | Level 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total liabilities	$ (257.0)	(140.0)
Gold Options | Argonaut
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase or decrease due to change in fair value of forward contracts	$ 43.2	39.4
Gold Forward Contracts | 2026
Disclosure of nature and extent of risks arising from financial instruments [line items]
Ounces subject to contract | oz	50,000
Gold Forward Contracts | 2027
Disclosure of nature and extent of risks arising from financial instruments [line items]
Ounces subject to contract | oz	50,000
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on interest earned	$ 2.5	1.5
Borrowings, adjustment to interest rate basis	1.00%
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Potential percentage change in value	10.00%
Market risk | Gold Options | Argonaut
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average realized price per ounce | $ / oz	4,319
Market risk | Gold Options | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average realized price per ounce | $ / oz	2,614
Market risk | Gold Options | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average realized price per ounce | $ / oz	4,550
Commodity price risk | Gold Options
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value adjustment on contingent consideration	$ (117.0)	$ (24.2)
Commodity price risk | Gold Forward Contracts | Purchase Put Options
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average realized price per ounce | $ / oz	1,821